[EV LOGO]

SEMIANNUAL REPORT JULY 31, 2002

[PHOTO OF BRICK WALL (EDUCATION)]

EATON VANCE
MUNICIPALS
TRUST II

[PHOTO OF HIGHWAY]

FLORIDA INSURED
HAWAII
KANSAS

[PHOTO OF BRIDGE]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President

Of the many variables confronting the municipal bond investor, few are as crucial to performance as maintaining good call protection. Most municipal bonds include call provisions, which outline the terms under which the bond issuer can redeem the bond prior to its stated maturity date. While these provisions increase the issuer's financial flexibility, they create an ongoing challenge for municipal bond investors.

CALL PROTECTION IS CRITICAL TO DELIVERING A CONSISTENT DIVIDEND...

Fund dividends are affected by changes in the prevailing interest rate level; thus, as rates decline, fund dividends understandably reflect those fluctuations. Call provisions permit bond issuers to refinance their outstanding debt, under specific terms and timing, in much the same way a homeowner refinances a mortgage. Not surprisingly, these calls can be disruptive for investors, who may be forced to reinvest the proceeds of a called bond at lower interest rates. Therefore, prudent investors strive to maintain adequate call protection in an effort to insulate the portfolio from these untimely disruptions and thereby provide a more predictable income stream.

AMPLE CALL PROTECTION ENHANCES THE POTENTIAL FOR CAPITAL APPRECIATION...

Price performance is another compelling reason to maintain adequate call protection. As most investors know, bond prices rise as interest rates decline. That is, bond investors will pay more for a bond as interest rates fall below the bond's existing coupon. Because it responds to declining rates, such a bond is said to have "positive convexity."

However, investors will NOT pay as much for a bond - even if rates are falling -if that bond is likely to be called. As a bond approaches the point where it is likely to be called, it tends to trade nearer its call price, usually par or a modest premium. As a result, this tends to impede the callable bond's upside performance. In effect, the callable bond has lost its positive convexity and is now said to have "negative convexity," meaning it will be significantly less responsive to declining interest rates.

[CHART]

CALL PROTECTION IMPROVES PERFORMANCE CHARACTERISTICS

A-B: PERFORMANCE TENDENCY OF NON-CALLABLE BOND
A-C: PERFORMANCE TENDENCY OF CALLABLE BOND

Lines refer to the performance characteristics of a generic callable bond and its generic non-callable bond counterpart. As interest rates decline, bond prices rise.

*Y refers to the point where decline in interest rates makes a call increasingly likely for a callable bond and begins to impede performance.

The chart above demonstrates this relationship. Note that as interest rates decline to point Y - the point where investors start to anticipate an imminent call - the price performance of the callable bond tends to "roll-off," and thus lag that of the non-callable bond. While it is difficult to pinpoint precisely when this "roll-off" will occur, bonds with ample call protection are generally considered less susceptible to this phenomenon than bonds with waning call protection.

ATTENTION TO CALL PROTECTION IS A MAJOR ADVANTAGE OF MUNICIPAL BOND MUTUAL FUNDS...

While call features can have a profound influence on income and price performance, these nuances may be overlooked by the individual investor, a fact that can put the individual at a serious disadvantage. At Eaton Vance, call provisions remain a prime strategic consideration for our fund managers and analysts. We monitor our portfolios and individual bonds and make periodic adjustments to update call protection, as necessary. Together with diversification, in-depth research and professional management, we believe that continuously updated call protection represents yet another major advantage for the mutual fund investor.

                                        Sincerely,

                                        /s/ Thomas J. Fetter

                                        Thomas J. Fetter
                                        President
                                        September 18, 2002

MARKET RECAP

Struggling to rebound from the recession of 2001, the U.S. economy generated only a slow recovery in the first half of 2002. Companies have remained reluctant to resume capital spending, especially in the key technology sector. Meanwhile, while consumer confidence has rebounded from the recession and the events of September 11, issues of corporate governance and malfeasance have become major concerns for many Americans.

THE ECONOMY RECOVERED VERY SLOWLY IN THE FIRST HALF OF 2002 ...

While the nation's Gross Domestic Product registered a fairly impressive 5.0% growth rate in the first quarter of 2002, the underlying fundamentals indicated that the economy was far weaker than those numbers suggested. A closer look revealed an uneven recovery. Although consumers remained fairly active and the housing sector continued to respond to low interest rates, capital investment by businesses - a prime engine of economic growth - failed to gain momentum. Second quarter GDP later confirmed that underlying weakness, rising a modest 1.1%.

WITH THE RECOVERY STALLING, THE FEDERAL RESERVE HAS SHIFTED ONCE AGAIN TO AN ACCOMMODATIVE BIAS ...

The Federal Reserve has changed its monetary policy several times in the past year, as the economic recovery produced several false starts. Those changes have been reflected in the bond market, whose prices move in the opposite direction of interest rates. For example, 10-year Treasury bond yields, which began 2002 at 5.03%, rose to 5.40% by late March, as the Fed suggested its next move would be to tighten credit in response to a strengthening economy. In subsequent months, however, it became increasingly clear that the economy was, in fact, not generating especially strong growth. Amid the sluggish recovery, 10-year rates fell back to 4.46% by July 31. In August, the Fed indicated that it could not rule out yet another rate cut, provoking a further rally in the bond market.

[CHART]

MUNICIPAL BONDS YIELD 96% OF TREASURY YIELDS

5.09%                                   8.29%
30-Year AAA-rated                       Taxable equivalent yield
General Obligation (GO) Bonds*          in 38.6% tax bracket

5.30%
30-Year Treasury bond

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund's yield.
Statistics as of July 31, 2002.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

While the weak recovery has clearly provided an excellent backdrop, the municipal market has received additional support from other factors. First, the clouded outlook for corporate profits has dampened investors' enthusiasm for stocks and sent them looking for fixed-income alternatives. Second, municipal bond yields have nearly matched those of their taxable counterparts, making the tax-exempt sector especially attractive. Finally, with the failure of proposed tax cuts - and even tax HIKES in some jurisdictions - municipal bonds have become increasingly compelling on a tax-equivalent basis. Reflecting this favorable backdrop, the Lehman Brothers Municipal Bond Index - a broad-based, unmanaged index of municipal bonds - posted a total return of 4.17% for the six months ended July 31, 2002.*

DESPITE LINGERING UNCERTAINTIES, WE BELIEVE THE NEAR-TERM OUTLOOK FOR BONDS REMAINS FAVORABLE ...

While the financial markets still face some hurdles, the outlook for bonds is fairly constructive. The Federal Reserve announced at its Open Market Committee meeting in August that the economy is now in danger of further weakening. Thus, inflation, the main nemesis of fixed-income investors, is likely to remain well under control for the foreseeable future. Given the uncertain economy and continuing global concerns, we believe that municipal bonds continue to merit strong consideration among prudent investors.

     * It is not possible to invest directly in an Index.

[SIDENOTE]
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- Florida's tourism sector regained some momentum in the wake of last year's post-September 11 travel concerns. Residential construction was robust, although commercial activity remained weak in response to lower business investment and expansion plans. Florida's jobless rate was 5.1% in July 2002, up from the 4.6% pace of a year ago.

- Amid a population surge and stricter Clean Water Act guidelines, Florida has continued its large investments in water infrastructure. Insured* water and sewer bonds, the Portfolio's largest weighting at July 31,2002 helped finance such vital projects as wastewater facilities, treatment plants, collection systems, pumping stations and other fixed water assets.

- Insured* special tax revenue bonds remained a significant weighting for the Portfolio. These bonds financed a range of new public facilities, many in Florida's new retirement communities. The sector continued to provide good opportunities in high quality issues.

- The Portfolio had a major investment in Ginnie Mae-backed housing bonds, providing excellent quality. The Portfolio's holdings represented a range of geography and project type, giving the Portfolio a good exposure to Florida's vibrant housing market.

- In an uncertain economy, the Portfolio was well served by its broad diversification. In addition to diversifying according to issuer, sector and insurer, management maintained a well-diversified coupon allocation, balancing higher-coupons with low- and zero-coupons.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------
-   Number of Issues:                  53
-   Average Maturity:                  23.7 years
-   Average Rating:                    AAA
-   Average Call:                      7.4 years
-   Average Dollar Price:              $98.68

THE FUND

- During the six months ended July 31, 2002, the Fund's Class A and Class B shares had total returns of 3.83% and 3.46%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $11.32 on July 31, 2002 from $11.17 on January 31, 2002, and the reinvestment of $0.272 per share in tax-free income.2 For Class B, this return resulted from an increase in NAV to $11.20 on July 31, 2002 from $11.05 on January 31, 2002, and the reinvestment of $0.227 per share in tax-free income during the period.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2002 of $11.32 per share for Class A and $11.20 per share for Class B, the distribution rates were 4.86% and 4.11%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.92% and 6.69%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31, 2002 were 4.29% and 3.76%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.99% and 6.12%, respectively.(4)

[CHART]

Non-Rated     1.4%
AAA          98.6%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

-------------------------------------------------------------------------------
FUND INFORMATION
AS OF JULY 31, 2002

PERFORMANCE(7)                                            CLASS A      CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                                   5.54%        4.83%
Five Years                                                 5.27         4.50
Life of Fund+                                              6.74         5.89

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                                   0.54%       -0.17%
Five Years                                                 4.25         4.16
Life of Fund+                                              6.13         5.89

+Inception date: Class A: 3/3/94; Class B: 3/2/94

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By Net Assets
INSURED - WATER AND SEWER*              25.3%
INSURED - SPECIAL TAX REVENUE*          21.1%
HOUSING                                 10.4%
INSURED - TRANSPORTATION*               10.2%
INSURED - HOUSING*                       6.6%

-------------------------
(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and state intangibles tax and/or federal alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 38.60% federal income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Rating Distribution and 5 Largest Sectors may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE

- Hawaii's tourism economy was jarred by the September 11 events, but was expected to recover. Nonetheless, Hawaii was among the few western states to register job growth in the first half of 2002, boosted by finance, government and construction. The state's jobless rate was 4.0% in July 2002, down from 4.4% a year ago.

- Supply of Hawaii bonds was very limited. Insured* transportation bonds were a major source of new issuance and remained the Portfolio's largest sector weighting at July 3, 2002. Investments were diversified among state and county issues that financed airports, highways and harbor facilities.

- Amid light supply, insured* general obligations remained a large sector weighting. The Portfolio also took advantage of opportunities in Puerto Rico general obligations, as well as Puerto Rico issues for highway authorities, infrastructure, electric utilities and special tax revenues.

- The Portfolio was very selective within the Hawaii hospital sector, eliminating a troubled Kapiolani Hospital credit. The dramatically new reimbursement policies and shorter patient stays have led to competitive pressures on the crowded Hawaii market.

- The Portfolio had investments with ties to the airline industry. The Portfolio's bonds are backed by lease payments for airport gate facilities. The transferability of the leases gives these securities an added measure of protection amid the industry's current difficulties.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------
-   Number of Issues:                  47
-   Average Maturity:                  20.3 years
-   Average Rating:                    AA+
-   Average Call:                      7.8 years
-   Average Dollar Price:              $97.99

THE FUND

- During the six months ended July 31, 2002, the Fund's Class A and Class B shares had total returns of 4.09% and 3.60%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.74 on July 31, 2002 from $9.58 on January 31, 2002, and the reinvestment of $0.227 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $9.87 on July 31, 2002 from $9.72 on January 31, 2002, and the reinvestment of $0.196 per share in tax-free income during the period.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2002 of $9.74 per share for Class A and $9.87 per share for Class B, the distribution rates were 4.70% and 4.00%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.34% and 7.10%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31, 2002 were 4.07% and 3.52%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.23% and 6.25%, respectively.(4)

[CHART]

Non-Rated                1.1%
AAA                     69.4%
AA                      11.7%
A                        8.6%
BB                       3.8%
B                        5.4%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
as of July 31, 2002

PERFORMANCE(7)                                            CLASS A      CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                                    5.29%       4.42%
Five Years                                                  4.88        4.09
Life of Fund+                                               4.84        4.53

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                                    0.32%      -0.58%
Five Years                                                  3.87        3.75
Life of Fund+                                               4.23        4.53

+Inception date: Class A: 3/14/94; Class B: 3/2/94

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By Net Assets
INSURED - TRANSPORTATION*              14.8%
INSURED - GENERAL OBLIGATIONS          12.7%
GENERAL OBLIGATIONS                     9.0%
INSURED - WATER & SEWER*                9.0%
HOSPITAL                                8.2%

-------------------------
(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and state income tax and/or federal alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 43.67% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Rating Distribution and 5 Largest Sectors may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT UPDATE

[PHOTO OF THOMAS M. METZOLD]
Thomas M. Metzold
Portfolio Manager

MANAGEMENT UPDATE

- The Kansas economy reflected the slow recovery seen at the national level. Manufacturing activity rebounded modestly, while the persistent drought conditions produced a below-average harvest and lower livestock prices in the farm sector. The state's July 2002 jobless rate was 4.4%, up slightly from 4.3% a year ago.

- Quality remained a prime consideration, with insured* general obligations the Portfolio's largest sector weighting at July 31, 2002. In a weak economy, insured* bonds provided an extra measure of security against the possibility of declining municipal revenues.

- Insured* hospital bonds constituted a significant investment. In a difficult health care environment, the Portfolio focused on institutions with competitive strengths, including health care specialties, favorable demographics, and a history of containing costs.

- In a slow economy, the Portfolio maintained an exposure to essential services bonds, including insured* water and sewer issues. Because the revenues for these issues are based on water rate fees, they are considered less subject to economic fluctuations.

- The Fund's Class A shares were again ranked #1 of 9 funds in the Kansas Municipal Debt Fund Classification for the 5-year period ended July 31, 2002, according to Lipper Inc., a nationally recognized monitor of mutual fund performance.(1) The Fund was ranked #4 of 10 funds and #1 of 10 funds, respectively, for the 1- and 3-year periods.

PORTFOLIO STATISTICS(7)
--------------------------------------------------------------------------------
-   Number of Issues:                  53
-   Average Maturity:                  21.0 years
-   Average Rating:                    AA+
-   Average Call:                      7.7 years
-   Average Dollar Price:              $99.81

THE FUND

- During the six months ended July 31, 2002, the Fund's Class A and Class B shares had total returns of 4.45% and 4.09%, respectively.(2) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.45 on July 31, 2002 from $10.23 on January 31, 2002, and the reinvestment of $0.230 per share in tax-free income.(3) For Class B, this return resulted from an increase in NAV to $10.36 on July 31, 2002 from $10.14 on January 31, 2002, and the reinvestment of $0.190 per share in tax-free income during the period.(3)

- Based on the Fund's most recent dividends and NAVs on July 31, 2002 of $10.45 per share for Class A and $10.36 per share for Class B, the distribution rates were 4.43% and 3.70%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.71% and 6.44%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at July 31, 2002 were 3.85% and 3.31%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.70% and 5.76%, respectively.(5)

[CHART]

Non-Rated                               2.6%
AAA                                    83.8%
AA                                      8.2%
A                                       4.1%
BBB                                     1.3%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
AS OF JULY 31, 2002

PERFORMANCE(8)                                            CLASS A      CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                                   5.90%        5.02%
Five Years                                                 5.27         4.48
Life of Fund+                                              5.70         5.19

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                                   0.92%        0.02%
Five Years                                                 4.25         4.14
Life of Fund+                                              5.09         5.19

+Inception date: Class A: 3/3/94 Class B: 3/2/94

5 LARGEST SECTORS(7)
--------------------------------------------------------------------------------
By Net Assets
INSURED - GENERAL OBLIGATIONS*         22.2%
INSURED - WATER & SEWER                13.8%
INSURED - HOSPITAL*                    10.9%
ESCROWED/PREREFUNDED                    9.7%
INSURED - ELECTRIC UTILITIES*           6.0%

-------------------------
(1) Source: Lipper Inc. Rankings are based on percent change in net asset value and do not take sales charges into consideration. Rankings for other Classes will vary. It is not possible to invest directly in a Lipper Classification. (2) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (3) A portion of the Fund's income may be subject to federal income and state income tax and/or federal alternative minimum tax. (4) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent rates assume maximum 42.56% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (6) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) Portfolio Statistics, Rating Distribution and 5 Largest Sectors may not be representative of the Portfolio's current or future investments. (8) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2002

                                FLORIDA INSURED FUND  HAWAII FUND  KANSAS FUND
------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------
Investment in Municipals
   Portfolio --
   Identified cost                  $29,989,644       $18,031,954  $18,572,648
   Unrealized appreciation            1,889,916           941,468      689,382
------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                         $31,879,560       $18,973,422  $19,262,030
------------------------------------------------------------------------------
Receivable for Fund shares
   sold                             $   279,411       $    13,212  $    42,549
------------------------------------------------------------------------------
TOTAL ASSETS                        $32,158,971       $18,986,634  $19,304,579
------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------
Payable for Fund shares
   redeemed                         $   177,082       $     3,500  $        --
Dividends payable                        80,151            33,969       47,270
Payable to affiliate for
   Trustees' fees                            68                68           68
Payable to affiliate for
   service fees                           5,337             3,130        3,121
Accrued expenses                         14,513            14,468       13,483
------------------------------------------------------------------------------
TOTAL LIABILITIES                   $   277,151       $    55,135  $    63,942
------------------------------------------------------------------------------
NET ASSETS                          $31,881,820       $18,931,499  $19,240,637
------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------
Paid-in capital                     $30,497,484       $18,502,724  $18,654,847
Accumulated net realized loss
   from Portfolio (computed on
   the basis of identified
   cost)                               (566,533)         (481,796)     (77,773)
Accumulated undistributed
   (distributions in excess
   of) net
   investment income                     60,953           (30,897)     (25,819)
Net unrealized appreciation
   from Portfolio (computed on
   the basis of identified
   cost)                              1,889,916           941,468      689,382
------------------------------------------------------------------------------
TOTAL                               $31,881,820       $18,931,499  $19,240,637
------------------------------------------------------------------------------

Class A Shares
------------------------------------------------------------------------------
NET ASSETS                          $10,248,352       $   688,940  $ 8,640,617
SHARES OUTSTANDING                      905,204            70,728      826,542
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)         $     11.32       $      9.74  $     10.45
MAXIMUM OFFERING PRICE PER
   SHARE
   (100  DIVIDED BY 95.25 of
      net asset value per
      share)                        $     11.88       $     10.23  $     10.97
------------------------------------------------------------------------------

Class B Shares
------------------------------------------------------------------------------
NET ASSETS                          $21,633,468       $18,242,559  $10,600,020
SHARES OUTSTANDING                    1,932,237         1,847,987    1,022,737
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)         $     11.20       $      9.87  $     10.36
------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JULY 31, 2002

                                FLORIDA INSURED FUND  HAWAII FUND  KANSAS FUND
------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------
Interest allocated from
   Portfolio                         $  871,959        $497,850     $469,684
Expenses allocated from
   Portfolio                            (55,700)        (32,752)     (38,737)
------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM
   PORTFOLIO                         $  816,259        $465,098     $430,947
------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------
Trustees fees and expenses           $      135        $    135     $    135
Distribution and service fees
   Class A                                9,495             602        6,878
   Class B                               98,335          80,839       46,640
Legal and accounting services             8,003           7,401       12,374
Printing and postage                      2,096           2,455        2,611
Custodian fee                             4,937           4,937        4,937
Transfer and dividend
   disbursing agent fees                  6,878           4,740        4,802
Registration fees                         1,053             905          923
Miscellaneous                             3,616           3,448        3,149
------------------------------------------------------------------------------
TOTAL EXPENSES                       $  134,548        $105,462     $ 82,449
------------------------------------------------------------------------------

NET INVESTMENT INCOME                $  681,711        $359,636     $348,498
------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)        $   34,663        $  1,479     $(42,116)
   Financial futures contracts          (95,858)        (14,928)          --
------------------------------------------------------------------------------
NET REALIZED LOSS                    $  (61,195)       $(13,449)    $(42,116)
------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                    $  526,528        $391,859     $399,817
   Financial futures contracts          (68,841)        (94,105)          --
------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)       $  457,687        $297,754     $399,817
------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                              $  396,492        $284,305     $357,701
------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                   $1,078,203        $643,941     $706,199
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JULY 31, 2002

INCREASE (DECREASE) IN NET ASSETS  FLORIDA INSURED FUND  HAWAII FUND  KANSAS FUND
---------------------------------------------------------------------------------
From operations --
   Net investment income               $   681,711       $   359,636  $   348,498
   Net realized loss                       (61,195)          (13,449)     (42,116)
   Net change in unrealized
      appreciation (depreciation)          457,687           297,754      399,817
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                          $ 1,078,203       $   643,941  $   706,199
---------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                          $  (232,627)      $   (14,298) $  (154,296)
      Class B                             (429,155)         (347,063)    (184,391)
---------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                        $  (661,782)      $  (361,361) $  (338,687)
---------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                          $ 1,374,607       $   149,129  $ 2,682,203
      Class B                            2,221,085         1,350,347    1,183,961
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                               62,874             5,070       92,740
      Class B                              141,325           178,439      108,777
   Cost of shares redeemed
      Class A                             (436,929)          (12,430)    (381,763)
      Class B                           (1,567,513)         (599,645)    (836,991)
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS             $ 1,795,449       $ 1,070,910  $ 2,848,927
---------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS             $ 2,211,870       $ 1,353,490  $ 3,216,439
---------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------
At beginning of period                 $29,669,950       $17,578,009  $16,024,198
---------------------------------------------------------------------------------
AT END OF PERIOD                       $31,881,820       $18,931,499  $19,240,637
---------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
---------------------------------------------------------------------------------
AT END OF PERIOD                       $    60,953       $   (30,897) $   (25,819)
---------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 2002

INCREASE (DECREASE) IN NET ASSETS  FLORIDA INSURED FUND  HAWAII FUND  KANSAS FUND
---------------------------------------------------------------------------------
From operations --
   Net investment income               $ 1,228,727       $   703,797  $   553,585
   Net realized gain                        23,661            98,923       22,545
   Net change in unrealized
      appreciation (depreciation)           37,443           (95,348)      (7,421)
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                          $ 1,289,831       $   707,372  $   568,709
---------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                          $  (377,513)      $   (24,627) $  (196,130)
      Class B                             (833,388)         (693,988)    (368,290)
---------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                        $(1,210,901)      $  (718,615) $  (564,420)
---------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                          $ 4,283,570       $   165,026  $ 3,095,467
      Class B                            4,325,192         1,414,385    1,706,072
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                              117,781            10,003      123,777
      Class B                              282,817           349,788      213,133
   Cost of shares redeemed
      Class A                             (477,231)          (96,119)    (229,442)
      Class B                           (4,252,503)       (2,912,675)  (1,145,449)
---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND
   SHARE TRANSACTIONS                  $ 4,279,626       $(1,069,592) $ 3,763,558
---------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                              $ 4,358,556       $(1,080,835) $ 3,767,847
---------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------
At beginning of year                   $25,311,394       $18,658,844  $12,256,351
---------------------------------------------------------------------------------
AT END OF YEAR                         $29,669,950       $17,578,009  $16,024,198
---------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
---------------------------------------------------------------------------------
AT END OF YEAR                         $    41,024       $   (29,172) $   (35,630)
---------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                       FLORIDA INSURED FUND -- CLASS A
                                  --------------------------------------------------------------------------
                                  SIX MONTHS ENDED                    YEAR ENDED JANUARY 31,
                                  JULY 31, 2002       ------------------------------------------------------
                                  (UNAUDITED)             2002(1)(2)          2001        2000        1999
------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $11.170              $11.140          $10.070     $11.540     $11.370
------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.277              $ 0.546          $ 0.527     $ 0.541     $ 0.569
Net realized and unrealized
   gain (loss)                          0.145                0.026            1.084      (1.470)      0.153
------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.422              $ 0.572          $ 1.611     $(0.929)    $ 0.722
------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------
From net investment income            $(0.272)             $(0.542)         $(0.541)    $(0.541)    $(0.552)
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.272)             $(0.542)         $(0.541)    $(0.541)    $(0.552)
------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $11.320              $11.170          $11.140     $10.070     $11.540
------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          3.83%                5.24%           16.38%      (8.24)%      6.52%
------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $10,248              $ 9,114          $ 5,180     $ 5,629     $ 5,905
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       0.76%(5)             0.76%            0.91%       0.69%       0.46%
   Net expenses after
      custodian fee
      reduction(4)                       0.75%(5)             0.72%            0.87%       0.65%       0.39%
   Net investment income                 5.02%(5)             4.88%            4.93%       5.02%       4.86%
Portfolio Turnover of the
   Portfolio                                8%                  18%               8%         34%          9%
------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                                                                         0.58%
   Expenses after custodian
      fee reduction(4)                                                                                 0.51%
   Net investment income                                                                               4.74%
Net investment income per
   share                                                                                            $ 0.555
------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.84% to 4.88%. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             FLORIDA INSURED FUND -- CLASS B
                                  --------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED JANUARY 31,
                                  JULY 31, 2002       ------------------------------------------------------------------
                                  (UNAUDITED)             2002(1)(2)          2001        2000        1999        1998
------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $11.050              $11.020          $ 9.950     $11.400     $11.230     $10.710
------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.234              $ 0.460          $ 0.440     $ 0.452     $ 0.467     $ 0.488
Net realized and unrealized
   gain (loss)                          0.143                0.022            1.080      (1.456)      0.170       0.511
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.377              $ 0.482          $ 1.520     $(1.004)    $ 0.637     $ 0.999
------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.227)             $(0.452)         $(0.450)    $(0.446)    $(0.467)    $(0.479)
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.227)             $(0.452)         $(0.450)    $(0.446)    $(0.467)    $(0.479)
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $11.200              $11.050          $11.020     $ 9.950     $11.400     $11.230
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          3.46%                4.43%           15.57%      (8.97)%      5.82%       9.57%
------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $21,633              $20,556          $20,131     $19,914     $22,901     $21,973
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       1.51%(5)             1.51%            1.66%       1.50%       1.25%       1.23%
   Net expenses after
      custodian fee
      reduction(4)                       1.50%(5)             1.47%            1.62%       1.46%       1.18%       1.16%
   Net investment income                 4.28%(5)             4.15%            4.18%       4.22%       4.15%       4.50%
Portfolio Turnover of the
   Portfolio                                8%                  18%               8%         34%          9%         34%
------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                                                                         1.37%       1.65%
   Expenses after custodian
      fee reduction(4)                                                                                 1.30%       1.58%
   Net investment income                                                                               4.03%       4.08%
Net investment income per
   share                                                                                            $ 0.453     $ 0.443
------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.11% to 4.15%. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             HAWAII FUND -- CLASS A
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED JANUARY 31,
                                  JULY 31, 2002       ---------------------------------------------------------
                                  (UNAUDITED)             2002(1)(2)          2001(2)        2000        1999
---------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.580              $ 9.580            $ 8.690      $10.050     $ 9.930
---------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.228              $ 0.453            $ 0.466      $ 0.487     $ 0.534
Net realized and unrealized
   gain (loss)                          0.159                0.005              0.885       (1.362)      0.078
---------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.387              $ 0.458            $ 1.351      $(0.875)    $ 0.612
---------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------
From net investment income            $(0.227)             $(0.458)           $(0.461)     $(0.485)    $(0.492)
---------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.227)             $(0.458)           $(0.461)     $(0.485)    $(0.492)
---------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.740              $ 9.580            $ 9.580      $ 8.690     $10.050
---------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          4.09%                4.87%             15.91%       (8.95)%      6.34%
---------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $   689              $   537            $   458      $   258     $   259
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       0.87%(5)             0.97%              0.77%        0.48%       0.45%
   Net expenses after
      custodian fee
      reduction(4)                       0.84%(5)             0.94%              0.70%        0.46%       0.41%
   Net investment income                 4.78%(5)             4.70%              5.07%        5.20%       5.35%
Portfolio Turnover of the
   Portfolio                                3%                  22%                13%          20%         29%
---------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                                                   0.82%        0.84%       0.69%
   Expenses after custodian
      fee reduction(4)                                                           0.75%        0.82%       0.65%
   Net investment income                                                         5.02%        4.84%       5.11%
Net investment income per
   share                                                                      $ 0.461      $ 0.453     $ 0.510
---------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 4.67% to 4.70%. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                   HAWAII FUND -- CLASS B
                                  -----------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED JANUARY 31,
                                  JULY 31, 2002       ---------------------------------------------------------------------
                                  (UNAUDITED)             2002(1)(2)          2001(2)        2000        1999        1998
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.720              $ 9.720            $ 8.820      $10.200     $10.130     $ 9.730
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.196              $ 0.389            $ 0.404      $ 0.430     $ 0.431     $ 0.441
Net realized and unrealized
   gain (loss)                          0.150                0.006              0.896       (1.388)      0.090       0.418
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.346              $ 0.395            $ 1.300      $(0.958)    $ 0.521     $ 0.859
---------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.196)             $(0.395)           $(0.400)     $(0.422)    $(0.451)    $(0.459)
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.196)             $(0.395)           $(0.400)     $(0.422)    $(0.451)    $(0.459)
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.870              $ 9.720            $ 9.720      $ 8.820     $10.200     $10.130
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          3.60%                4.11%             15.00%       (9.58)%      5.29%       9.08%
---------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $18,243              $17,041            $18,200      $16,669     $19,848     $19,401
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       1.62%(5)             1.73%              1.54%        1.20%       1.18%       1.27%
   Net expenses after
      custodian fee
      reduction(4)                       1.59%(5)             1.70%              1.47%        1.18%       1.14%       1.24%
   Net investment income                 4.06%(5)             3.98%              4.35%        4.51%       4.27%       4.47%
Portfolio Turnover of the
   Portfolio                                3%                  22%                13%          20%         29%         27%
---------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                                                   1.59%        1.56%       1.42%       1.70%
   Expenses after custodian
      fee reduction(4)                                                           1.52%        1.54%       1.38%       1.67%
   Net investment income                                                         4.30%        4.15%       4.03%       4.04%
Net investment income per
   share                                                                      $ 0.399      $ 0.396     $ 0.407     $ 0.399
---------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 3.95% to 3.98%. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                KANSAS FUND -- CLASS A
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED JANUARY 31,
                                  JULY 31, 2002       ---------------------------------------------------------------
                                  (UNAUDITED)(2)          2002(1)(2)          2001(2)        2000(2)        1999(2)
---------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.230              $10.200            $ 9.230        $10.470        $10.460
---------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.234              $ 0.458            $ 0.488        $ 0.505        $ 0.505
Net realized and unrealized
   gain (loss)                          0.216                0.042              0.976         (1.231)         0.082
---------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.450              $ 0.500            $ 1.464        $(0.726)       $ 0.587
---------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.230)             $(0.470)           $(0.494)       $(0.509)       $(0.517)
From net realized gain                     --                   --                 --         (0.005)        (0.060)
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.230)             $(0.470)           $(0.494)       $(0.514)       $(0.577)
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.450              $10.230            $10.200        $ 9.230        $10.470
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          4.45%                4.98%             16.25%         (7.12)%         5.77%
---------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 8,641              $ 6,091            $ 3,110        $ 2,455        $ 1,561
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       1.03%(5)             1.03%              0.74%          0.53%          0.49%
   Net expenses after
      custodian fee
      reduction(4)                       1.01%(5)             0.99%              0.73%          0.48%          0.43%
   Net investment income                 4.58%(5)             4.46%              5.03%          5.12%          4.83%
Portfolio Turnover of the
   Portfolio                               16%                  18%                 7%            24%            33%
---------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                                1.06%              0.98%          0.97%          0.79%
   Expenses after custodian
      fee reduction(4)                                        1.02%              0.97%          0.92%          0.73%
   Net investment income                                      4.43%              4.79%          4.68%          4.53%
Net investment income per
   share                                                   $ 0.455            $ 0.465        $ 0.462        $ 0.474
---------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.007, decrease net realized and unrealized gains per share by $0.007 and increase the ratio of net investment income to average net assets from 4.39% to 4.46%. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                      KANSAS FUND -- CLASS B
                                  -----------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                              YEAR ENDED JANUARY 31,
                                  JULY 31, 2002       ---------------------------------------------------------------------------
                                  (UNAUDITED)(2)          2002(1)(2)          2001(2)        2000(2)        1999(2)        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.140              $10.120            $ 9.140        $10.370        $10.380      $10.080
---------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.196              $ 0.380            $ 0.415        $ 0.424        $ 0.429      $ 0.458
Net realized and unrealized
   gain (loss)                          0.214                0.029              0.975         (1.225)         0.071        0.414
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.410              $ 0.409            $ 1.390        $(0.801)       $ 0.500      $ 0.872
---------------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.190)             $(0.389)           $(0.410)       $(0.424)       $(0.450)     $(0.462)
From net realized gain                     --                   --                 --         (0.005)        (0.060)      (0.110)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.190)             $(0.389)           $(0.410)       $(0.429)       $(0.510)     $(0.572)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.360              $10.140            $10.120        $ 9.140        $10.370      $10.380
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          4.09%                4.09%             15.51%         (7.87)%         4.96%        8.87%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $10,600              $ 9,933            $ 9,147        $ 9,568        $11,223      $10,050
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       1.78%(5)             1.78%              1.48%          1.33%          1.28%        1.38%
   Net expenses after
      custodian fee
      reduction(4)                       1.76%(5)             1.74%              1.47%          1.28%          1.22%        1.33%
   Net investment income                 3.88%(5)             3.74%              4.32%          4.32%          4.14%        4.48%
Portfolio Turnover of the
   Portfolio                               16%                  18%                 7%            24%            33%          17%
---------------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                                1.81%              1.72%          1.77%          1.58%        1.90%
   Expenses after custodian
      fee reduction(4)                                        1.77%              1.71%          1.72%          1.52%        1.85%
   Net investment income                                      3.71%              4.08%          3.88%          3.84%        3.96%
Net investment income per
   share                                                   $ 0.378            $ 0.392        $ 0.381        $ 0.398      $ 0.405
---------------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.007, decrease net realized and unrealized gains per share by $0.007 and increase the ratio of net investment income to average net assets from 3.67% to 3.74%. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Municipals Trust II (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of four Funds, each diversified, three of which are included in these financial statements. They include Eaton Vance Florida Insured Municipals Fund (Florida Insured Fund), Eaton Vance Hawaii Municipals Fund (Hawaii Fund) and Eaton Vance Kansas Municipals Fund (Kansas Fund). The Funds offer two classes of shares.
   Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The Florida Insured Fund invests its assets in the Florida Insured Municipals Portfolio, the Hawaii Fund invests its assets in the Hawaii Municipals Portfolio and the Kansas Fund invests its assets in the Kansas Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (99.4%, 99.2%, and 99.1% at July 31, 2002 for Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At January 31, 2002, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers for each Fund are as follows:

    FUND                                      AMOUNT    EXPIRES
    --------------------------------------------------------------------
    Florida Insured                           $ 32,368  January 31, 2010
                                               375,493  January 31, 2009
                                               120,174  January 31, 2008
    Hawaii                                     201,940  January 31, 2009
                                                75,392  January 31, 2008
                                                26,381  January 31, 2005
                                               182,111  January 31, 2004
    Kansas                                      53,521  January 31, 2009
                                                15,614  January 31, 2008

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds and Portfolios maintain with IBT. All significant credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses in the statements of operations.
 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   July 31, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                         FLORIDA INSURED
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JULY 31, 2002     YEAR ENDED
    CLASS A                                   (UNAUDITED)       JANUARY 31, 2002
    -------------------------------------------------------------------------------
    Sales                                              122,886              382,987
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         5,638               10,528
    Redemptions                                        (38,959)             (42,857)
    -------------------------------------------------------------------------------
    NET INCREASE                                        89,565              350,658
    -------------------------------------------------------------------------------

                                                         FLORIDA INSURED
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JULY 31, 2002     YEAR ENDED
    CLASS B                                   (UNAUDITED)       JANUARY 31, 2002
    -------------------------------------------------------------------------------
    Sales                                              200,515              391,825
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        12,796               25,574
    Redemptions                                       (141,555)            (384,506)
    -------------------------------------------------------------------------------
    NET INCREASE                                        71,756               32,893
    -------------------------------------------------------------------------------

                                                             HAWAII
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JULY 31, 2002     YEAR ENDED
    CLASS A                                   (UNAUDITED)       JANUARY 31, 2002
    -------------------------------------------------------------------------------
    Sales                                               15,507               17,085
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           528                1,041
    Redemptions                                         (1,291)              (9,998)
    -------------------------------------------------------------------------------
    NET INCREASE                                        14,744                8,128
    -------------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                             HAWAII
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JULY 31, 2002     YEAR ENDED
    CLASS B                                   (UNAUDITED)       JANUARY 31, 2002
    -------------------------------------------------------------------------------
    Sales                                              137,405              144,702
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        18,323               35,816
    Redemptions                                        (61,857)            (298,835)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                             93,871             (118,317)
    -------------------------------------------------------------------------------

                                                             KANSAS
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JULY 31, 2002     YEAR ENDED
    CLASS A                                   (UNAUDITED)       JANUARY 31, 2002
    -------------------------------------------------------------------------------
    Sales                                              259,139              301,291
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         9,035               12,056
    Redemptions                                        (37,255)             (22,518)
    -------------------------------------------------------------------------------
    NET INCREASE                                       230,919              290,829
    -------------------------------------------------------------------------------

                                                             KANSAS
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JULY 31, 2002     YEAR ENDED
    CLASS B                                   (UNAUDITED)       JANUARY 31, 2002
    -------------------------------------------------------------------------------
    Sales                                              115,637              167,348
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        10,673               20,944
    Redemptions                                        (83,182)            (112,533)
    -------------------------------------------------------------------------------
    NET INCREASE                                        43,128               75,759
    -------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $2,591, $290 and $2,368 as its portion of the sales charge on sales of Class A shares from Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, for the six months ended July 31, 2002.

   Certain officers and Trustees of the Funds and of the Portfolios are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, and a service plan for Class A (Class A Plan), (collectively, the Plans). The
   Class B Plan requires each Fund to pay EVD amounts equal to 0.75% of each Fund's average daily net assets attributable to Class B shares, for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Class B and, accordingly, reduces net assets. For the six months ended July 31, 2002, the Class B shares of the Florida Insured Fund, Hawaii Fund and Kansas Fund paid $77,633, $63,820 and $36,821, respectively, to EVD, representing 0.75% (annualized) of each Fund's Class B average daily net assets. At July 31, 2002, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Florida Insured Fund, Hawaii Fund and Kansas Fund were approximately $657,000, $578,000 and $327,000, respectively.

   The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.20% of each Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended July 31, 2002 for the Florida Insured Fund, Hawaii Fund and Kansas Fund amounted to $9,495,

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   $602, and $6,878, respectively, for Class A shares, and $20,702, $17,019 and $9,819, respectively, for Class B shares.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on Class B shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $5,000, $6,000 and $9,000 of CDSC paid by Class B shareholders of Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, for the six months ended July 31, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended July 31, 2002 were as follows:

    FLORIDA INSURED
    ----------------------------------------------------
    Increases                                 $3,331,233
    Decreases                                  2,411,633

    HAWAII
    ----------------------------------------------------
    Increases                                 $1,486,454
    Decreases                                    887,724

    KANSAS
    ----------------------------------------------------
    Increases                                 $3,844,048
    Decreases                                  1,529,032

FLORIDA INSURED MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 95.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Escrowed / Prerefunded -- 3.8%
------------------------------------------------------------------------
     $1,160        Dade County, Professional Sports
                   Franchise, (MBIA), Escrowed to Maturity,
                   0.00%, 10/1/19                            $   498,324
        250        Orange, Tourist Development Tax, (MBIA),
                   Prerefunded to 10/1/04, 6.00%, 10/1/24        277,415
        400        Titusville Water and Sewer, (MBIA),
                   Prerefunded to 10/1/04, 6.00%, 10/1/24        443,864
------------------------------------------------------------------------
                                                             $ 1,219,603
------------------------------------------------------------------------
Housing -- 10.4%
------------------------------------------------------------------------
     $  210        Duval County, HFA, SFMR, (GNMA), (AMT),
                   6.70%, 10/1/26                            $   218,532
        750        Escambia County, HFA, SFMR, (GNMA),
                   (AMT), 7.00%, 4/1/28                          791,415
        510        Manatee County, HFA, SFMR, (GNMA),
                   (AMT), 6.875%, 11/1/26                        574,678
        960        Pinellas County, HFA, SFMR, (GNMA),
                   (AMT), 5.80%, 3/1/29                          989,779
        725        Pinellas County, HFA, SFMR, (GNMA),
                   (AMT), 6.70%, 2/1/28                          758,589
------------------------------------------------------------------------
                                                             $ 3,332,993
------------------------------------------------------------------------
Insured-Certificates of Participation -- 1.5%
------------------------------------------------------------------------
     $  500        Broward County, School Board,
                   Certificates of Participation, (FSA),
                   5.00%, 7/1/26                             $   497,560
------------------------------------------------------------------------
                                                             $   497,560
------------------------------------------------------------------------
Insured-Education -- 4.4%
------------------------------------------------------------------------
     $1,500        Florida State University, System
                   Improvement Revenue, (AMBAC),
                   4.50%, 7/1/23                             $ 1,400,565
------------------------------------------------------------------------
                                                             $ 1,400,565
------------------------------------------------------------------------
Insured-Electric Utilities -- 4.5%
------------------------------------------------------------------------
     $  500        Lakeland, Energy System, (MBIA),
                   5.50%, 10/1/40                            $   518,390
        600        Puerto Rico Electric Power Authority,
                   (FSA), Variable Rate, 7/1/29(1)(2)            629,556
        200        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/16(1)(2)           281,888
------------------------------------------------------------------------
                                                             $ 1,429,834
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-General Obligations -- 1.1%
------------------------------------------------------------------------
     $  330        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(2)(3)                              $   355,463
------------------------------------------------------------------------
                                                             $   355,463
------------------------------------------------------------------------
Insured-Hospital -- 3.4%
------------------------------------------------------------------------
     $  200        Dade, Public Facilities Board, (Jackson
                   Memorial Hospital), (MBIA),
                   4.875%, 6/1/15                            $   203,052
        350        Miami Dade County, Health Facilities
                   Authority, (Miami Children's Hospital),
                   (AMBAC), 5.125%, 8/15/26                      351,627
        500        Sarasota County, Public Hospital Board,
                   (Sarasota Memorial Hospital), (MBIA),
                   5.50%, 7/1/28                                 541,270
------------------------------------------------------------------------
                                                             $ 1,095,949
------------------------------------------------------------------------
Insured-Housing -- 6.6%
------------------------------------------------------------------------
     $  500        Florida HFA, (Maitland Club Apartments),
                   (AMBAC), (AMT), 6.875%, 8/1/26            $   526,265
      1,000        Florida HFA, (Mariner Club Apartments),
                   (AMBAC), (AMT), 6.375%, 9/1/36              1,049,510
        500        Florida HFA, (Spinnaker Cove
                   Apartments), (AMBAC), (AMT),
                   6.50%, 7/1/36                                 526,910
------------------------------------------------------------------------
                                                             $ 2,102,685
------------------------------------------------------------------------
Insured-Miscellaneous -- 1.6%
------------------------------------------------------------------------
     $  500        St. John's County, IDA, (Professional
                   Golf), (MBIA), 5.00%, 9/1/23              $   502,140
------------------------------------------------------------------------
                                                             $   502,140
------------------------------------------------------------------------
Insured-Resource Recovery -- 1.6%
------------------------------------------------------------------------
     $  500        Dade County Resource Recovery
                   Facilities, (AMBAC), (AMT),
                   5.50%, 10/1/13(4)                         $   531,305
------------------------------------------------------------------------
                                                             $   531,305
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 21.1%
------------------------------------------------------------------------
     $  380        Celebration Community Development
                   District, (MBIA), 5.125%, 5/1/20          $   389,394
        750        Crossings at Fleming Island Community
                   Development District, (MBIA),
                   5.80%, 5/1/16                                 836,752
        415        Dade County, Special Obligations,
                   Residual Certificates, (AMBAC), Variable
                   Rate, 10/1/35(2)(3)                           399,620
        980        Jacksonville Sales Tax, (AMBAC),
                   5.00%, 10/1/30                                971,886
        500        Jacksonville, Capital Improvement
                   Revenue, (Stadium), (AMBAC),
                   4.75%, 10/1/25                                479,290

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA INSURED MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
------------------------------------------------------------------------
     $  500        Miami-Dade County, Special Obligations,
                   (MBIA), 5.00%, 10/1/37                    $   492,310
        400        Orange County, Tourist Development,
                   (AMBAC), 5.125%, 10/1/30                      402,092
        465        Polk County, Transportaion Improvements,
                   (FSA), 5.25%, 12/1/22                         479,327
        250        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(1)(2)          251,545
        505        St. Petersburg Excise Tax, (FGIC),
                   5.00%, 10/1/16                                511,636
        340        Sunrise Public Facilities Sales Tax,
                   (MBIA), 0.00%, 10/1/15                        188,146
      1,625        Tampa, Utility Tax, (AMBAC),
                   0.00%, 4/1/21                                 623,854
      1,950        Tampa, Utility Tax, (AMBAC),
                   0.00%, 10/1/21                                729,670
------------------------------------------------------------------------
                                                             $ 6,755,522
------------------------------------------------------------------------
Insured-Transportation -- 10.2%
------------------------------------------------------------------------
     $  500        Dade County Aviation Facilities, (Miami
                   International Airport), (FSA), (AMT),
                   5.125%, 10/1/22                           $   501,450
        500        Dade County, Seaport, (MBIA),
                   5.125%, 10/1/16                               521,970
        750        Florida Turnpike Authority, (Department
                   of Transportation), (FGIC),
                   4.50%, 7/1/27                                 683,738
        400        Greater Orlando, Aviation Authority,
                   (FGIC), Variable Rate, 4/1/13(2)(3)           434,008
        500        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 4.75%, 7/1/38              481,240
        150        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.50%, 7/1/36              160,863
        500        Tampa-Hillsborough County Expressway
                   Authority, (FGIC), 5.00%, 7/1/32              494,240
------------------------------------------------------------------------
                                                             $ 3,277,509
------------------------------------------------------------------------
Insured-Water and Sewer -- 25.3%
------------------------------------------------------------------------
     $  600        Cocoa, Water and Sewer, (FGIC),
                   4.50%, 10/1/22                            $   566,130
        735        Enterprise Community Development
                   District, Water and Sewer, (MBIA),
                   6.125%, 5/1/24                                783,481
        250        Florida Governmental Utility Authority,
                   (Barefoot Bay Utility System), (AMBAC),
                   5.00%, 10/1/29                                248,330
      1,000        Jacksonville, Water and Sewer, (AMBAC),
                   (AMT), 6.35%, 8/1/25                        1,089,670
      1,000        Lee County, IDA, (Bonita Springs
                   Utilities), (MBIA), (AMT),
                   6.05%, 11/1/20                              1,062,160
        750        Lee County, Water and Sewer, (AMBAC),
                   5.00%, 10/1/29                                744,990
      1,000        Marion County, Utility System, (FGIC),
                   5.00%, 12/1/31                                990,060
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Water and Sewer (continued)
------------------------------------------------------------------------
     $1,000        Sunrise Utilities Systems, (AMBAC),
                   5.00%, 10/1/28                            $ 1,006,120
        250        Tallahassee, Consolidated Utility
                   System, (FGIC), 5.50%, 10/1/19                278,545
        375        Tampa Bay, Water Utility System, (FGIC),
                   Variable Rate, 10/1/27(1)(2)                  340,425
      1,000        Vero Beach, Water and Sewer, (FGIC),
                   5.00%, 12/1/21                              1,001,780
------------------------------------------------------------------------
                                                             $ 8,111,691
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 95.5%
   (identified cost $28,632,583)                             $30,612,819
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 4.5%                       $ 1,444,283
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $32,057,102
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2002, 89.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 8.1% to 37.0% of total investments.

 At July 31, 2002, the Portfolio's insured securities by financial institution are as follows:

                                          MARKET       % OF
                                          VALUE        MARKET VALUE
-------------------------------------------------------------------
American Municipal Bond Assurance Corp.   $11,333,249       37.0%
(AMBAC)
Financial Guaranty Insurance Corp.          5,300,562       17.3%
(FGIC)
Financial Security Assurance (FSA)          2,463,356        8.1%
Municipal Bond Insurance Association        8,182,659       26.7%
(MBIA)
-------------------------------------------------------------------
                                          $27,279,826       89.1%

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

HAWAII MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 93.8%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Electric Utilities -- 4.0%
-----------------------------------------------------------------------
    $1,500        Puerto Rico Electric Power Authority,
                  0.00%, 7/1/17                             $   755,625
-----------------------------------------------------------------------
                                                            $   755,625
-----------------------------------------------------------------------
Escrowed / Prerefunded -- 6.6%
-----------------------------------------------------------------------
    $  375        Hawaii, (MBIA), Prerefunded to 10/1/10,
                  5.25%, 10/1/20                            $   418,286
       305        Kauai County, (MBIA), Prerefunded to
                  2/1/04, 5.90%, 2/1/14                         329,925
       500        University of Hawaii Board of Regents,
                  University System, (AMBAC), Prerefunded
                  to 10/1/02, 5.65%, 10/1/12                    513,555
-----------------------------------------------------------------------
                                                            $ 1,261,766
-----------------------------------------------------------------------
General Obligations -- 9.0%
-----------------------------------------------------------------------
    $  750        Honolulu, 4.75%, 9/1/17                   $   774,922
       575        Maui County, 5.00%, 3/1/21                    577,168
       200        Maui County, 5.50%, 3/1/19                    212,564
       285        Puerto Rico, 0.00%, 7/1/15                    164,508
-----------------------------------------------------------------------
                                                            $ 1,729,162
-----------------------------------------------------------------------
Hospital -- 8.2%
-----------------------------------------------------------------------
    $  620        Hawaii Department of Budget and Finance,
                  (Queens Health System), 5.75%, 7/1/26     $   623,199
       565        Hawaii Department of Budget and Finance,
                  (Wahiawa General Hospital),
                  7.50%, 7/1/12                                 505,443
       300        Hawaii Department of Budget and Finance,
                  (Wilcox Memorial Hospital),
                  5.35%, 7/1/18                                 291,999
       150        Hawaii Department of Budget and Finance,
                  (Wilcox Memorial Hospital),
                  5.50%, 7/1/28                                 140,847
-----------------------------------------------------------------------
                                                            $ 1,561,488
-----------------------------------------------------------------------
Housing -- 6.2%
-----------------------------------------------------------------------
    $   25        Guam Housing Corp., Single Family,
                  (AMT), 5.75%, 9/1/31                      $    26,124
     1,000        Hawaii Housing Finance and Development,
                  Single Family, 5.90%, 7/1/27                1,027,490
       125        Hawaii Housing Finance and Development,
                  Single Family, (AMT), 6.00%, 7/1/26           127,830
-----------------------------------------------------------------------
                                                            $ 1,181,444
-----------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Industrial Development Revenue -- 2.4%
-----------------------------------------------------------------------
    $  375        Hawaii Department of Transportation
                  Special Facilities, (Continental
                  Airlines), 7.00%, 6/1/20                  $   323,149
       180        Puerto Rico Port Authority, (American
                  Airlines), (AMT), 6.30%, 6/1/23               142,049
-----------------------------------------------------------------------
                                                            $   465,198
-----------------------------------------------------------------------
Insured-Education -- 8.1%
-----------------------------------------------------------------------
    $  500        Hawaii State Housing Development Corp.,
                  (University of Hawaii), (AMBAC),
                  5.65%, 10/1/16                            $   525,060
       240        University of Hawaii Board of Regents,
                  University System, (FSA),
                  5.00%, 10/1/18                                247,553
       250        University of Hawaii Board of Regents,
                  University System, (FSA),
                  5.25%, 10/1/16                                266,942
       100        University of Hawaii Board of Regents,
                  University System, (FSA),
                  5.25%, 10/1/17                                106,000
       400        University of Puerto Rico, (MBIA),
                  5.375%, 6/1/30                                413,524
-----------------------------------------------------------------------
                                                            $ 1,559,079
-----------------------------------------------------------------------
Insured-Electric Utilities -- 4.8%
-----------------------------------------------------------------------
    $  250        Hawaii Department of Budget and Finance,
                  (Hawaiian Electric Co.), (AMBAC), (AMT),
                  5.75%, 12/1/18                            $   267,110
       500        Hawaii Department of Budget and Finance,
                  (Hawaiian Electric Co.), (MBIA), (AMT),
                  6.60%, 1/1/25                                 547,585
       100        Puerto Rico Electric Power Authority,
                  STRIPES, (FSA), Variable Rate, 7/1/03(1)      107,498
-----------------------------------------------------------------------
                                                            $   922,193
-----------------------------------------------------------------------
Insured-General Obligations -- 12.7%
-----------------------------------------------------------------------
    $  350        Hawaii County, (FGIC), 5.125%, 7/15/21    $   355,544
       350        Hawaii County, (FGIC), 5.55%, 5/1/10          392,885
       375        Hawaii, (FSA), 5.125%, 2/1/22                 379,245
       375        Hawaii, (MBIA), 5.00%, 4/1/17                 387,634
       400        Kauai County, (MBIA),
                  5.00%, 8/1/24(2)(3)                           396,052
       200        Puerto Rico Infrastructure Financing
                  Authority, (FSA), Variable Rate,
                  7/1/27(4)(5)                                  215,432
       300        Puerto Rico Public Improvements, (FGIC),
                  5.00%, 7/1/32(6)                              300,684
-----------------------------------------------------------------------
                                                            $ 2,427,476
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HAWAII MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Insured-Hospital -- 0.5%
-----------------------------------------------------------------------
    $  100        Hawaii Department of Budget and Finance,
                  (St. Francis Medical Center), (FSA),
                  6.50%, 7/1/22                             $   102,386
-----------------------------------------------------------------------
                                                            $   102,386
-----------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.2%
-----------------------------------------------------------------------
    $  200        Puerto Rico Infrastructure Financing
                  Authority, (AMBAC), Variable Rate,
                  7/1/07(1)(4)                              $   201,138
       210        Puerto Rico Infrastructure Financing
                  Authority, (AMBAC), Variable Rate,
                  7/1/28(5)                                     211,791
-----------------------------------------------------------------------
                                                            $   412,929
-----------------------------------------------------------------------
Insured-Transportation -- 14.8%
-----------------------------------------------------------------------
    $  500        Hawaii Airports System, (FGIC), (AMT),
                  5.25%, 7/1/21                             $   505,835
       100        Hawaii Airports System, (MBIA), (AMT),
                  6.90%, 7/1/12                                 120,001
       650        Hawaii Harbor Revenue, (FGIC), (AMT),
                  6.375%, 7/1/24                                705,802
       250        Hawaii Highway, (FSA), 5.00%, 7/1/22          249,520
     1,300        Puerto Rico Highway and Transportation
                  Authority, (FSA), 4.75%, 7/1/38             1,251,224
-----------------------------------------------------------------------
                                                            $ 2,832,382
-----------------------------------------------------------------------
Insured-Water and Sewer -- 9.0%
-----------------------------------------------------------------------
    $  600        Honolulu, City and County Board Water
                  Supply Systems, (FSA), 5.25%, 7/1/31      $   605,286
     1,000        Honolulu, City and County Wastewater
                  Systems, (FGIC), 0.00%, 7/1/18                448,620
       730        Honolulu, City and County Wastewater
                  Systems, (FGIC), 4.50%, 7/1/28                660,278
-----------------------------------------------------------------------
                                                            $ 1,714,184
-----------------------------------------------------------------------
Miscellaneous -- 1.2%
-----------------------------------------------------------------------
    $  200        Puerto Rico Infrastructure Financing
                  Authority, Variable Rate, 10/1/34(4)(5)   $   231,856
-----------------------------------------------------------------------
                                                            $   231,856
-----------------------------------------------------------------------
Special Tax Revenue -- 1.3%
-----------------------------------------------------------------------
    $  250        Virgin Islands Public Facilities
                  Authority, 5.625%, 10/1/25                $   252,013
-----------------------------------------------------------------------
                                                            $   252,013
-----------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Transportation -- 2.8%
-----------------------------------------------------------------------
    $  250        Hawaii Highway Revenue, 5.00%, 7/1/12     $   262,250
       250        Hawaii Highway Revenue, 5.50%, 7/1/18         277,433
-----------------------------------------------------------------------
                                                            $   539,683
-----------------------------------------------------------------------
Total Tax-Exempt Investments -- 93.8%
   (identified cost $16,913,713)                            $17,948,864
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 6.2%                      $ 1,183,052
-----------------------------------------------------------------------
Net Assets -- 100.0%                                        $19,131,916
-----------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2002, 62.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 9.6% to 19.7% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (5)  Security has been issued as a leveraged inverse floater bond.
 (6)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

KANSAS MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 95.0%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Escrowed / Prerefunded -- 9.7%
------------------------------------------------------------------------
     $  500        Kansas Development Finance Authority,
                   (Stormont Vail Healthcare), (MBIA),
                   Prerefunded to 11/15/06, 5.80%, 11/15/11  $   564,040
        415        Labette County, SFMR, Escrowed to
                   Maturity, 0.00%, 12/1/14                      237,695
      1,000        Saline County, SFMR, Escrowed to
                   Maturity, 0.00%, 12/1/15                      537,560
        250        Sedgwick County, Unified School District
                   #267, (AMBAC), Prerefunded to 11/1/05,
                   6.15%, 11/1/09                                281,177
        230        Sedgwick County, Unified School District
                   #267, (AMBAC), Prerefunded to 11/1/05,
                   6.15%, 11/1/10                                258,683
------------------------------------------------------------------------
                                                             $ 1,879,155
------------------------------------------------------------------------
General Obligations -- 2.6%
------------------------------------------------------------------------
     $  500        Johnson County, Unified School District
                   #229, 5.00%, 10/1/16                      $   509,710
------------------------------------------------------------------------
                                                             $   509,710
------------------------------------------------------------------------
Hospital -- 5.3%
------------------------------------------------------------------------
     $  250        Lawrence, (Lawrence Memorial Hospital),
                   6.20%, 7/1/19                             $   253,890
        250        Sedgwick County, Health Care Facility,
                   (Catholic Care Center, Inc.),
                   5.875%, 11/15/31                              254,957
        500        Wichita, (Christi Health Systems, Inc.),
                   6.25%, 11/15/24                               525,430
------------------------------------------------------------------------
                                                             $ 1,034,277
------------------------------------------------------------------------
Housing -- 5.4%
------------------------------------------------------------------------
     $  155        Kansas City, Mortgage Revenue, (GNMA),
                   (AMT), 7.00%, 12/1/11                     $   157,985
        100        Kansas Development Finance Authority,
                   (FHA), (Martin Creek), 6.60%, 8/1/34          102,186
         25        Olathe and Labette County, SFMR, (GNMA),
                   (AMT), 8.10%, 8/1/23                           27,005
        250        Olathe, Multifamily, (Deerfield Apts.),
                   (FNMA), 6.45%, 6/1/19                         260,592
         90        Puerto Rico Housing Finance Corp.,
                   7.50%, 10/1/11                                 92,664
        175        Puerto Rico Housing Finance Corp.,
                   7.50%, 4/1/22                                 181,930
         70        Sedgwick and Shawnee Counties, SFMR,
                   (GNMA), 7.75%, 11/1/24                         76,183
        130        Sedgwick County, SFMR, (GNMA),
                   8.00%, 5/1/25                                 140,425
         10        Sedgwick County, SFMR, (GNMA),
                   8.20%, 5/1/14                                  10,672
------------------------------------------------------------------------
                                                             $ 1,049,642
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Industrial Development Revenue -- 2.0%
------------------------------------------------------------------------
     $  500        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26           $   387,025
------------------------------------------------------------------------
                                                             $   387,025
------------------------------------------------------------------------
Insured-Education -- 4.7%
------------------------------------------------------------------------
     $  100        Kansas Development Finance Authority,
                   (Kansas Board of Regents), (AMBAC),
                   5.00%, 4/1/14                             $   108,033
        550        Kansas Development Finance Authority,
                   (Kansas State University-Athletic
                   Facility), (AMBAC), 0.00%, 7/1/18             250,992
        500        Washburn University, Topeka, (Living
                   Learning Center), (AMBAC),
                   6.125%, 7/1/29                                543,635
------------------------------------------------------------------------
                                                             $   902,660
------------------------------------------------------------------------
Insured-Electric Utilities -- 6.0%
------------------------------------------------------------------------
     $  345        Burlington, PCR, (Kansas Gas & Electric
                   Co.), (MBIA), 7.00%, 6/1/31               $   359,283
        135        Kansas City, Utility System, (FGIC),
                   6.375%, 9/1/23                                148,211
        250        Pratt, Electric System, (AMBAC),
                   5.25%, 5/1/18                                 261,885
        375        Puerto Rico Electric Power Authority,
                   (FSA), Variable Rate, 7/1/29(1)(2)            393,472
------------------------------------------------------------------------
                                                             $ 1,162,851
------------------------------------------------------------------------
Insured-General Obligations -- 22.2%
------------------------------------------------------------------------
     $  250        Butler and Sedgwick County, Unified
                   School District #385, (FGIC),
                   5.00%, 9/1/19                             $   255,745
        250        Butler and Sedgwick County, Unified
                   School District #385, (FSA),
                   5.40%, 9/1/18                                 264,673
        200        Johnson County, Unified School District
                   #231, (FGIC), 6.00%, 10/1/16                  235,662
        250        Johnson County, Unified School District
                   #232, (FSA), 4.75%, 9/1/19                    251,910
        300        Johnson County, Unified School District
                   #233, (FGIC), 5.50%, 9/1/17                   337,323
        500        Lyon County, Unified School District
                   #253, (FGIC), 4.75%, 9/1/21                   494,045
      1,200        Puerto Rico Public Improvements, (FGIC),
                   5.00%, 7/1/32(3)                            1,202,736
        750        Scott County, Unified School District
                   #466, (FGIC), 5.00%, 9/1/22                   756,180
        500        Sedgwick County, Unified School District
                   #267, (AMBAC), 5.00%, 11/1/19                 510,475
------------------------------------------------------------------------
                                                             $ 4,308,749
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

KANSAS MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Hospital -- 10.9%
------------------------------------------------------------------------
     $  250        Kansas Development Finance Authority,
                   (Hays Medical Center, Inc.), (MBIA),
                   5.50%, 11/15/22                           $   256,135
        500        Kansas Development Finance Authority,
                   (Sisters Of Charity - Leavenworth),
                   (MBIA), 5.00%, 12/1/25                        496,220
        500        Kansas Development Finance Authority,
                   (St. Luke's/ Shawnee Mission), (MBIA),
                   5.375%, 11/15/26(4)                           507,950
        600        Kansas Development Finance Authority,
                   (Stormont-Vail Healthcare), (MBIA),
                   5.375%, 11/15/24                              613,596
        250        Manhattan Hospital, (Mercy Health
                   Center), (FSA), 5.20%, 8/15/26                252,383
------------------------------------------------------------------------
                                                             $ 2,126,284
------------------------------------------------------------------------
Insured-Housing -- 1.3%
------------------------------------------------------------------------
     $  250        Augusta Public Building Commission
                   Revenue, (Cottonwood Point, Inc.),
                   (MBIA), 5.25%, 4/1/22                     $   250,828
------------------------------------------------------------------------
                                                             $   250,828
------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 1.4%
------------------------------------------------------------------------
     $  250        Kansas Development Finance Authority,
                   (7th and Harrison Project), (AMBAC),
                   5.75%, 12/1/27                            $   265,248
------------------------------------------------------------------------
                                                             $   265,248
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 2.6%
------------------------------------------------------------------------
     $  500        Kansas Development Finance Authority,
                   (Capital Restoration Parking Facility),
                   (FSA), 5.00%, 10/1/21                     $   506,935
------------------------------------------------------------------------
                                                             $   506,935
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.7%
------------------------------------------------------------------------
     $  525        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(5)                                 $   529,478
------------------------------------------------------------------------
                                                             $   529,478
------------------------------------------------------------------------
Insured-Transportation -- 0.5%
------------------------------------------------------------------------
     $  100        Puerto Rico Highway and Transportation
                   Authority, (FSA), Variable Rate,
                   7/1/32(1)(2)                              $   100,685
------------------------------------------------------------------------
                                                             $   100,685
------------------------------------------------------------------------
Insured-Water and Sewer -- 13.8%
------------------------------------------------------------------------
     $  500        Chisholm Creek Utility Authority, Water
                   and Wastewater, (Bel Aire & Park City),
                   (MBIA), 5.25%, 9/1/20                     $   522,065
        500        Kansas Development Finance Authority,
                   Public Water Supply, (AMBAC),
                   5.00%, 4/1/24                                 501,295
        500        Topeka, Water Pollution Control Utility
                   System, (FGIC), 5.40%, 8/1/31                 511,300
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Water and Sewer (continued)
------------------------------------------------------------------------
     $  200        Wellington Electric, Waterworks, and
                   Sewer Utilities System, (AMBAC),
                   5.20%, 5/1/23                             $   203,070
        750        Wyandotte County & Kansas City Unified
                   Government Utility System, (MBIA),
                   4.50%, 9/1/28(4)                              689,408
        250        Wyandotte County & Kansas City Unified
                   Government Utility System, (MBIA),
                   5.00%, 5/1/21(4)                              253,253
------------------------------------------------------------------------
                                                             $ 2,680,391
------------------------------------------------------------------------
Transportation -- 2.9%
------------------------------------------------------------------------
     $  550        Kansas Highway Transportation
                   Department, 5.25%, 9/1/19                 $   571,549
------------------------------------------------------------------------
                                                             $   571,549
------------------------------------------------------------------------
Water and Sewer -- 1.0%
------------------------------------------------------------------------
     $  200        Kansas Development Finance Authority,
                   5.00%, 11/1/21                            $   201,680
------------------------------------------------------------------------
                                                             $   201,680
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 95.0%
   (identified cost $17,769,454)                             $18,467,147
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 5.0%                       $   963,669
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $19,430,816
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2002, 75.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 9.6% to 24.4% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  When-issued security.
 (4) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (5)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2002

                                FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
---------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------
Investments --
   Identified cost                     $28,632,583           $16,913,713       $17,769,454
   Unrealized appreciation               1,980,236             1,035,151           697,693
---------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                  $30,612,819           $17,948,864       $18,467,147
---------------------------------------------------------------------------------------------
Cash                                   $   431,597           $ 1,343,159       $ 1,917,590
Receivable for investments
   sold                                    575,623                    --            20,422
Interest receivable                        471,522               176,203           237,096
Prepaid expenses                               105                    57                47
---------------------------------------------------------------------------------------------
TOTAL ASSETS                           $32,091,666           $19,468,283       $20,642,302
---------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------
Payable for daily variation
   margin on open financial
   futures contracts                   $    17,500           $    22,500       $        --
Payable for when-issued
   securities                                   --               299,250         1,197,000
Payable to affiliate for
   Trustees' fees                              679                    68                68
Accrued expenses                            16,385                14,549            14,418
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                      $    34,564           $   336,367       $ 1,211,486
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                           $32,057,102           $19,131,916       $19,430,816
---------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                         $30,152,207           $18,182,935       $18,733,123
Net unrealized appreciation
   (computed on the basis of
   identified cost)                      1,904,895               948,981           697,693
---------------------------------------------------------------------------------------------
TOTAL                                  $32,057,102           $19,131,916       $19,430,816
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JULY 31, 2002

                                FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
---------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------
Interest                               $  876,899              $502,167          $474,255
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                $  876,899              $502,167          $474,255
---------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------
Investment adviser fee                 $   32,433              $ 13,975          $ 13,199
Trustees fees and expenses                  1,360                   135               135
Legal and accounting services               9,615                 8,574            12,692
Custodian fee                              12,415                 9,167             9,876
Miscellaneous                               1,972                 3,793             5,102
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                         $   57,795              $ 35,644          $ 41,004
---------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee          $    1,780              $  2,610          $  1,897
---------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS               $    1,780              $  2,610          $  1,897
---------------------------------------------------------------------------------------------

NET EXPENSES                           $   56,015              $ 33,034          $ 39,107
---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                  $  820,884              $469,133          $435,148
---------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)          $   34,855              $  1,492          $(42,538)
   Financial futures contracts            (96,393)              (15,057)               --
---------------------------------------------------------------------------------------------
NET REALIZED LOSS                      $  (61,538)             $(13,565)         $(42,538)
---------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                      $  529,477              $395,272          $403,772
   Financial futures contracts            (69,234)              (94,921)               --
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)         $  460,243              $300,351          $403,772
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                                $  398,705              $286,786          $361,234
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                     $1,219,589              $755,919          $796,382
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JULY 31, 2002

INCREASE (DECREASE) IN NET ASSETS  FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $   820,884           $   469,133       $   435,148
   Net realized loss                          (61,538)              (13,565)          (42,538)
   Net change in unrealized
      appreciation (depreciation)             460,243               300,351           403,772
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 1,219,589           $   755,919       $   796,382
------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 3,331,233           $ 1,486,461       $ 3,844,048
   Withdrawals                             (2,411,633)             (887,724)       (1,529,032)
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $   919,600           $   598,737       $ 2,315,016
------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $ 2,139,189           $ 1,354,656       $ 3,111,398
------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------
At beginning of period                    $29,917,913           $17,777,260       $16,319,418
------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $32,057,102           $19,131,916       $19,430,816
------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 2002

INCREASE (DECREASE) IN NET ASSETS  FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 1,495,491           $   925,858       $   707,065
   Net realized gain                           24,225                99,735            23,056
   Net change in unrealized
      appreciation (depreciation)              37,221               (96,132)           (7,583)
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 1,556,937           $   929,461       $   722,538
------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 8,581,953           $ 1,579,198       $ 4,781,269
   Withdrawals                             (5,759,963)           (3,616,590)       (1,606,996)
------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL
   TRANSACTIONS                           $ 2,821,990           $(2,037,392)      $ 3,174,273
------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                 $ 4,378,927           $(1,107,931)      $ 3,896,811
------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------
At beginning of year                      $25,538,986           $18,885,191       $12,422,607
------------------------------------------------------------------------------------------------
AT END OF YEAR                            $29,917,913           $17,777,260       $16,319,418
------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                             FLORIDA INSURED PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JANUARY 31,
                                  JULY 31, 2002       -----------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.38%(2)          0.39%        0.47%       0.38%       0.18%       0.07%
   Net expenses after
      custodian fee reduction            0.37%(2)          0.35%        0.43%       0.34%       0.11%       0.00%
   Net investment income                 5.39%(2)          5.26%        5.34%       5.32%       5.21%       5.63%
Portfolio Turnover                          8%               18%           8%         34%          9%         34%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          4.04%             5.60%          --          --          --          --
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $32,057           $29,918      $25,539     $25,760     $28,140     $24,850
-----------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                     0.30%       0.48%
   Expenses after custodian
      fee reduction                                                                             0.23%       0.41%
   Net investment income                                                                        5.09%       5.22%
-----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.22% to 5.26%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 HAWAII PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JANUARY 31,
                                  JULY 31, 2002       -----------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.40%(2)          0.48%        0.35%       0.02%       0.04%       0.03%
   Net expenses after
      custodian fee reduction            0.37%(2)          0.45%        0.28%       0.00%       0.00%       0.00%
   Net investment income                 5.26%(2)          5.20%        5.53%       5.67%       5.39%       5.70%
Portfolio Turnover                          3%               22%          13%         20%         29%         27%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          4.23%             5.43%          --          --          --          --
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $19,132           $17,777      $18,885     $17,093     $20,390     $19,864
-----------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                             0.40%       0.38%       0.28%       0.46%
   Expenses after custodian
      fee reduction                                                     0.33%       0.36%       0.24%       0.43%
   Net investment income                                                5.48%       5.31%       5.15%       5.27%
-----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.17% to 5.20%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 KANSAS PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JANUARY 31,
                                  JULY 31, 2002       -----------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.43%(2)          0.50%        0.23%       0.05%       0.06%       0.05%
   Net expenses after
      custodian fee reduction            0.41%(2)          0.46%        0.22%       0.00%       0.00%       0.00%
   Net investment income                 4.52%(2)          5.00%        5.55%       5.59%       5.34%       5.79%
Portfolio Turnover                         16%               18%           7%         24%         33%         17%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          4.80%             5.40%          --          --          --          --
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $19,431           $16,319      $12,423     $12,200     $12,881     $11,419
-----------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                0.53%        0.47%       0.49%       0.36%       0.57%
   Expenses after custodian
      fee reduction                                        0.49%        0.46%       0.44%       0.30%       0.52%
   Net investment income                                   4.97%        5.31%       5.15%       5.04%       5.27%
-----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 4.94% to 5.00%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Florida Insured Municipals Portfolio (Florida Insured Portfolio), Hawaii Municipals Portfolio (Hawaii Portfolio) and Kansas Municipals Portfolio (Kansas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992 for the Hawaii Portfolio and October 25, 1993 for the Florida Insured Portfolio and the Kansas Portfolio. The Portfolios seek to achieve current income exempt from regular federal income tax and particular state or local income or other taxes by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Income Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 K Interim Financial Statements -- The interim financial statements relating to
   July 31, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended July 31, 2002, each Portfolio incurred advisory fees as follows:

    PORTFOLIO                                 AMOUNT   EFFECTIVE RATE*
    ------------------------------------------------------------------
    Florida Insured                           $32,433            0.21%
    Hawaii                                     13,975            0.16%
    Kansas                                     13,199            0.14%

 *    As a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2002, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, put option transactions and short-term obligations, for the six months ended July 31, 2002, were as follows:

    FLORIDA INSURED
    -----------------------------------------------------
    Purchases                                 $ 2,948,693
    Sales                                       2,437,617

    HAWAII
    -----------------------------------------------------
    Purchases                                 $   879,826
    Sales                                         549,650

    KANSAS
    -----------------------------------------------------
    Purchases                                 $ 4,820,988
    Sales                                       2,635,289

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at July 31, 2002, as computed on a federal income tax basis, are as follows:

    FLORIDA INSURED
    ------------------------------------------------------
    AGGREGATE COST                            $ 28,611,585
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,009,955
    Gross unrealized depreciation                   (8,721)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,001,234
    ------------------------------------------------------

    HAWAII
    ------------------------------------------------------
    AGGREGATE COST                            $ 16,884,183
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,245,580
    Gross unrealized depreciation                 (180,899)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,064,681
    ------------------------------------------------------

    KANSAS
    ------------------------------------------------------
    AGGREGATE COST                            $ 17,727,338
    ------------------------------------------------------
    Gross unrealized appreciation             $    788,523
    Gross unrealized depreciation                  (48,713)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    739,810
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the six months ended July 31, 2002.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at July 31, 2002 is as follows:

                                  FUTURES CONTRACTS
    ------------------------------------------------------------------------------
                      EXPIRATION                                    NET UNREALIZED
    PORTFOLIO         DATE        CONTRACTS               POSITION  DEPRECIATION
    ------------------------------------------------------------------------------
    Florida Insured      9/02     14 U.S. Treasury Bond    Short    $      (75,341)
    ------------------------------------------------------------------------------
    Hawaii               9/02     18 U.S. Treasury Bond    Short    $      (86,170)

   At July 31, 2002, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPALS FUNDS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director, Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Cynthia J. Clemson
Vice President and Portfolio
Manager of Florida
Insured Municipals Portfolio

Robert B. MacIntosh
Vice President and
Portfolio Manager of
Hawaii Municipals Portfolio

Thomas M. Metzold
Vice President and
Portfolio Manager of
Kansas Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director, Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

PORTFOLIO INVESTMENT ADVISER
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

FUND ADMINISTRATOR
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. BOX 9653
Providence, RI 02940-9653
(800) 262-1122

                               EATON VANCE FUNDS
                             EATONVANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

EATON VANCE MUNICIPALS TRUST II
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

       This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

335-9/02                                                                   3CSRC